Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets
Buildings and improvements	2% - 18%
Machinery, equipment and facilities	3% - 33%
Freight cars	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
Furniture and utensils	10% - 15%
Computer equipment	20%
Other	10% - 20%

Schedule of Property Plant and Equipment
	Consolidated
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2024	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391
Additions	5,626	3,787	—	—	6,673,050	4,657	6,687,120
Write-offs	(9,310)	(81,099)	(519,465)	(209,845)	(11,116)	(46,538)	(877,373)
Transfers	299,824	1,823,557	997,886	1,171,698	(4,371,472)	48,655	(29,852)
Impairment	—	—	—	—	(6,155)	—	(6,155)
Exchange differences	54,373	101,257	—	—	10,534	67,187	233,351
Balance as of December 31, 2024	2,568,098	3,946,765	9,176,942	13,814,183	7,080,796	812,698	37,399,482
Additions	4,433	19,031	—	—	6,804,853	2,789	6,831,106
Write-offs	(36,980)	(183,846)	(217,586)	(5,729)	(82,843)	(82,330)	(609,314)
Transfers (i)	(3,282)	543,847	1,813,920	1,771,884	(3,385,532)	(229,193)	511,644
Exchange differences	(23,278)	(43,258)	—	—	(6,566)	(30,377)	(103,479)
Business combination	69,516	40,808	—	—	29	7,398	117,751
Balance as of December 31, 2025	2,578,507	4,323,347	10,773,276	15,580,338	10,410,737	480,985	44,147,190
Depreciation
Balance as of January 1, 2024	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)
Additions	(57,606)	(222,846)	(627,303)	(938,312)	—	(66,861)	(1,912,928)
Write-offs	4,041	73,206	457,597	5,099	—	37,199	577,142
Transfers	5,401	(6,881)	(23,170)	—	—	2,182	(22,468)
Exchange differences	(15,028)	(41,044)	—	—	—	(35,840)	(91,912)
Impairment	—	(213,621)	(891,604)	(1,267,439)	(401,513)	(3,706)	(2,777,883)
Balance as of December 31, 2024	(690,143)	(1,318,421)	(4,951,433)	(6,711,147)	(414,892)	(294,430)	(14,380,466)
Additions	(67,006)	(310,324)	(685,250)	(754,132)	—	(57,186)	(1,873,898)
Write-offs	29,568	139,817	233,214	(49,980)	—	57,967	410,586
Transfers (i)	4,802	5,121	(438,372)	55,882	—	387	(372,180)
Exchange differences	5,693	16,857	—	—	—	15,507	38,057
Impairment	(64,945)	(109,882)	(197,843)	(513,152)	(287,603)	(139)	(1,173,564)
Balance as of December 31, 2025	(782,031)	(1,576,832)	(6,039,684)	(7,972,529)	(702,495)	(277,849)	(17,351,465)
Balance as of December 31, 2024	1,877,955	2,628,344	4,225,509	7,103,036	6,665,904	518,268	23,019,016
Balance as of December 31, 2025	1,796,476	2,746,515	4,733,592	7,607,809	9,708,242	203,091	26,795,725

(i)	The remaining balance in the transfers line includes the amount of R$ 105,029 for recoverable taxes, R$ 69,881 from intangible assets, and R$ 314,374 from right-of-use.

Summary Intangible Assets and Goodwill
	Consolidated
	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Supply Agreement	Other	Total
Cost
Balance as of January 1, 2024	1,391,974	24,297,484	243,044	155,480	2,630,947	574,363	635,380	29,928,672
Additions	—	12,088	—	—	87,146	—	90,575	189,809
Write-offs	—	(141,588)	—	—	(81)	—	(5,814)	(147,483)
Transfers	7,824	3,296,505	—	1,249	19,313	—	—	3,324,891
Exchange differences	—	1,431,644	(3,235)	—	(17)	—	41,662	1,470,054
Assets held for sale	185,223	11,500	28,403	39,341	341,454	—	25,940	631,861
Balance as of December 31, 2024	1,585,021	28,907,633	268,212	196,070	3,078,762	574,363	787,743	35,397,804
Additions	—	583	—	—	94,344	—	109,315	204,242
Write-offs	(4,419)	(152,365)	—	(284)	—	—	(375)	(157,443)
Business combination	264,992	—	—	14,280	58,110	—	2,207	339,589
Transfers (i)	(156)	1,518,316	(14,177)	—	39,698	—	41,208	1,584,889
Exchange differences	(81,549)	(5,872)	(6,613)	(16,615)	(159,510)	—	(8,558)	(278,717)
Balance as of December 31, 2025	1,763,889	30,268,295	247,422	193,451	3,111,404	574,363	931,540	37,090,364
Amortization
Balance as of January 1, 2024	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	—	(440,494)	(7,278,385)
Additions	—	(960,471)	(6,978)	—	(364,926)	—	(44,359)	(1,376,734)
Write-offs	—	87,433	—	—	—	—	659	88,092
Business combination	—	(391,372)	—	—	—	—	3,264	(388,108)
Transfers	—	—	—	—	—	—	(762)	(762)
Exchange differences	—	(11,500)	(9,674)	—	(82,913)	—	(2,597)	(106,684)
Impairment	—	—	—	—	—	—	(4,438)	(4,438)
Balance as of December 31, 2024	—	(6,752,828)	(79,868)	(9,201)	(1,736,395)	—	(488,727)	(9,067,019)
Additions	—	(1,077,772)	(6,963)	(683)	(284,047)	—	(70,238)	(1,439,703)
Write-offs	—	78,446	—	—	—	—	306	78,752
Transfers (i)	—	5,329	—	—	—	—	(43)	5,286
Exchange differences	—	5,872	(1,229)	—	47,306	—	1,038	52,987
Impairment	—	—	—	—	—	—	(14,041)	(14,041)
Balance as of December 31, 2025	—	(7,740,953)	(88,060)	(9,884)	(1,973,136)	—	(571,705)	(10,383,738)
Balance as of December 31, 2024	1,585,021	22,154,805	188,344	186,869	1,342,367	574,363	299,016	26,330,785
Balance as of December 31, 2025	1,763,889	22,527,342	159,362	183,567	1,138,268	574,363	359,835	26,706,626

(i)	The amount shown in the "Transfers" lines includes the following transactions: R$ 1,634,254 transferred from contract assets; R$ 137,157 transferred to financial assets; R$ 69,881 transferred from fixed assets; R$ 55,062 reclassified from recoverable taxes; and R$ 31,865 transferred to assets held for sale.

Summary Intangible Assets (Excluding Goodwill)
Intangible asset (except goodwill)	Annual amortization rate	December 31, 2025	December 31, 2024
Concession Rights
Compass	From 3.54% a 4.58%	16,254,789	15,762,227
Rumo	1.59%	6,272,553	6,392,578
		22,527,342	22,154,805
Licenses and authorizations
Port operating license	3.70%	44,375	44,375
Moove	5.00%	114,987	143,969
		159,362	188,344
Brands and patents
Comma	Indefinity	56,577	59,255
Petrochoice	Indefinity	110,803	125,175
Tirreno	Indefinity	2,439	2,439
Pax	Indefinity	13,253	—
Tamco	Indefinity	495	—
		183,567	186,869
Customer relationships
Compass	20.00% a 50.00%	228,220	234,533
Moove	20.00% a 30.00%	910,048	1,107,834
		1,138,268	1,342,367
Supply contract
Compass	5.00% (i)	574,363	574,363
		574,363	574,363
Other
Software license	20.00%	230,983	220,084
Other	20.00%	128,852	78,932
		359,835	299,016
Total		24,942,737	24,745,764

(i)	The amortization of the contract is conditional upon the commencement of supply.

Summary of combined carrying amounts of goodwill allocated to each cash-generating

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	December 31, 2025		December 31, 2024
	Goodwill	Brands and patents	Goodwill	Brands and patents
CGU Moove	1,626,168	183,567	1,447,300	186,869
CGU Compass	100,192	—	100,192	—
CGU Rumo	37,529	—	37,529	—
	1,763,889	183,567	1,585,021	186,869

Summary of assumptions used for annual impairment test

The annual impairment test used the following assumptions:

Premises	% annual
Risk-free rate (T-Note 10y)	3.67%
Inflation (Brazil)	3.76%
Inflation (US)	2.22%
Inflation (UK)	2.12%
Country risk Prize (BR)	3.70%
Country risk Prize (UK)	0.89%
Country risk Prize (ARG)	14.80%
Market risk Prize	3.73%
Tax rate (BR)	34.00%
Tax rate (UK)	25.00%
Tax rate (ARG)	35.00%

Schedule of changes in contract assets
	Compass	Moove	Total
Balance as of January 1, 2024	1,041,421	10,684	1,052,105
Additions	1,602,284	16,564	1,618,848
Write-offs	(4,650)	(22,881)	(27,531)
Transfers	(1,585,219)	—	(1,585,219)
Business combination	56,627	—	56,627
Balance as of December 31, 2024	1,110,463	4,367	1,114,830
Additions	1,568,285	15,249	1,583,534
Write-offs	1,837	(16,773)	(14,936)
Transfers (i)	(1,638,815)	—	(1,638,815)
Balance as of December 31, 2025	1,041,770	2,843	1,044,613

(i)	The amount indicated in the transfer line includes R$ 1,634,254 transferred to intangible assets, R$ 7,913 reallocated to inventory and R$ 3,352 in recoverable taxes.

Summary of transaction charts of right of use assets
	Consolidated
	Land, buildings and improvements	Machinery, equipment and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port	Total
Cost
Balance as of January 1, 2024	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004
Additions	54,516	62,354	4,420	—	98,445	60,465	801,375	1,081,575
Contractual adjustments	3,928	298	9,412	1,771	20	—	82,927	98,356
Write-offs	(14,196)	(550)	—	—	(190)	—	—	(14,936)
Business combination	21,531	—	—	—	2,626	—	—	24,157
Exchange differences	63,156	5,992	—	—	15,632	—	—	84,780
Balance as of December 31, 2024	646,024	589,214	957,260	87,720	176,697	1,594,434	8,980,587	13,031,936
Additions	132,165	31,900	—	—	105,274	59,482	150,410	479,231
Contractual adjustments	9,737	60,571	10,494	259	(7,172)	—	178,776	252,665
Write-offs	(20,583)	(44,941)	—	—	(332)	—	—	(65,856)
Transfers (i)	—	—	(686,837)	—	—	—	—	(686,837)
Exchange differences	(32,420)	(4,048)	—	—	(15,616)	—	—	(52,084)
Fair value adjustment	10,063	13	—	—	168	—	—	10,244
Balance as of December 31, 2025	744,986	632,709	280,917	87,979	259,019	1,653,916	9,309,773	12,969,299

Amortization
Balance as of January 1, 2024	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)
Additions	(107,047)	(59,510)	(33,829)	(4,499)	(17,581)	(78,030)	(308,047)	(608,543)
Write-offs	3,610	247	(2,761)	—	1,872	—	—	2,968
Exchange differences	(25,523)	(3,616)	—	—	(3,473)	—	—	(32,612)
Business combination	(4,902)	—	—	—	(726)	—	—	(5,628)
Impairment	—	—	—	—	—	—	(184,884)	(184,884)
Balance as of December 31, 2024	(321,130)	(209,627)	(505,145)	(29,853)	(54,645)	(116,379)	(1,836,406)	(3,073,185)
Additions	(132,054)	(73,751)	(16,318)	(4,788)	(56,070)	(81,278)	(256,778)	(621,037)
Write-offs	10,421	23,373	—	—	1,470	—	—	35,264
Transfers (i)	—	—	372,463	—	—	—	—	372,463
Exchange differences	16,214	2,430	—	—	1,748	—	—	20,392
Impairment	(627)	(134)	(253)	—	—	—	(39,253)	(40,267)
Balance as of December 31, 2025	(427,176)	(257,709)	(149,253)	(34,641)	(107,497)	(197,657)	(2,132,437)	(3,306,370)

Balance as of December 31, 2024	324,894	379,587	452,115	57,867	122,052	1,478,055	7,144,181	9,958,751
Balance as of December 31, 2025	317,810	375,000	131,664	53,338	151,522	1,456,259	7,177,336	9,662,929

(i)	The amount indicated in the transfer line includes R$ (314,374) transferred to fixed assets.

Summary of balances of investment properties including properties held for sale
Investment properties
Balance as of January 1, 2024	15,976,126
Change in the fair value of investment properties	1,273,033
Additions	7,055
Transfers	(437,080)
Write-offs	(215)
Balance as of December 31, 2024	16,818,919
Change in the fair value of investment properties	1,441,276
Additions	16,463
Transfers (Note 8)	(50,403)
Write-offs	(4,474)
Balance as of December 31, 2025	18,221,781

Summarized composition for impairment loss	We present the summarized composition for the Consolidated:
December 31, 2025
Consolidated
Rumo Malha Sul S.A .	1,227,872
TUP Porto São Luís S.A.	265,880
Total	1,493,752